Vanguard® 500 Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (9.3%)
*	Alphabet Inc. Class A	6,569,269	18,271,436
*	Alphabet Inc. Class C	6,083,525	16,991,224
*	Meta Platforms Inc. Class A	50,513,647	11,232,215
*	Walt Disney Co.	39,820,932	5,461,839
	Verizon Communications Inc.	91,815,255	4,677,069
	Comcast Corp. Class A	98,946,241	4,632,663
	AT&T Inc.	156,180,097	3,690,536
*	Netflix Inc.	9,610,271	3,599,911
*	T-Mobile US Inc.	12,841,573	1,648,216
*	Charter Communications Inc. Class A	2,607,109	1,422,230
	Activision Blizzard Inc.	17,038,799	1,364,978
	Electronic Arts Inc.	6,150,707	778,126
*	Twitter Inc.	17,489,240	676,659
*	Match Group Inc.	6,191,674	673,283
	Paramount Global Class B	13,268,495	501,682
	Omnicom Group Inc.	4,572,903	388,148
*	Take-Two Interactive Software Inc.	2,523,363	387,942
*	Live Nation Entertainment Inc.	2,954,079	347,518
	Interpublic Group of Cos. Inc.	8,613,559	305,351
	Fox Corp. Class A	6,728,961	265,457
	News Corp. Class A	11,074,881	245,309
[1]	Lumen Technologies Inc.	20,164,483	227,254
*	DISH Network Corp. Class A	5,467,219	173,037
*	Discovery Inc. Class C	6,677,068	166,726
	Fox Corp. Class B	3,395,129	123,175
*,1	Discovery Inc. Class A	3,681,613	91,746
	News Corp. Class B	17,331	390
			78,344,120
Consumer Discretionary (12.0%)
*	Amazon.com Inc.	9,570,960	31,200,851
*	Tesla Inc.	18,309,264	19,730,063
	Home Depot Inc.	22,838,608	6,836,281
	McDonald's Corp.	16,343,427	4,041,403
	NIKE Inc. Class B	27,914,153	3,756,128
	Lowe's Cos. Inc.	14,735,621	2,979,395
	Starbucks Corp.	25,158,765	2,288,693
	Target Corp.	10,479,004	2,223,854
*	Booking Holdings Inc.	898,075	2,109,084
	TJX Cos. Inc.	26,089,674	1,580,513
	Ford Motor Co.	86,027,626	1,454,727
*	General Motors Co.	31,779,311	1,390,027
	Dollar General Corp.	5,067,724	1,128,227

		Shares	Market Value ($000)
*	Marriott International Inc. Class A	5,983,916	1,051,673
*	O'Reilly Automotive Inc.	1,473,690	1,009,419
*	Chipotle Mexican Grill Inc. Class A	615,374	973,540
*	Hilton Worldwide Holdings Inc.	6,096,569	925,093
*	AutoZone Inc.	451,253	922,623
*	Dollar Tree Inc.	4,920,111	787,956
	eBay Inc.	13,691,983	784,003
	Yum! Brands Inc.	6,321,085	749,238
*	Aptiv plc	5,916,867	708,308
	Ross Stores Inc.	7,727,765	699,054
*	Expedia Group Inc.	3,285,882	642,949
	Tractor Supply Co.	2,489,031	580,865
	DR Horton Inc.	7,050,958	525,367
*	Ulta Beauty Inc.	1,183,560	471,317
	Lennar Corp. Class A	5,654,882	459,007
	Best Buy Co. Inc.	4,734,308	430,349
*	Royal Caribbean Cruises Ltd.	4,903,075	410,780
	VF Corp.	7,059,131	401,382
	Garmin Ltd.	3,321,673	393,984
	Genuine Parts Co.	3,114,009	392,427
	Darden Restaurants Inc.	2,792,695	371,289
	Pool Corp.	876,527	370,639
*	Caesars Entertainment Inc.	4,673,953	361,577
*	Carnival Corp.	17,682,958	357,549
	MGM Resorts International	8,235,234	345,386
*	Etsy Inc.	2,771,795	344,479
*	CarMax Inc.	3,536,127	341,166
	Domino's Pizza Inc.	795,546	323,795
*	NVR Inc.	71,589	319,807
*	Las Vegas Sands Corp.	7,522,264	292,390
	Advance Auto Parts Inc.	1,364,476	282,392
	Bath & Body Works Inc.	5,639,682	269,577
	LKQ Corp.	5,868,250	266,477
	Hasbro Inc.	2,837,524	232,450
	PulteGroup Inc.	5,440,610	227,962
	Whirlpool Corp.	1,290,811	223,026
	Tapestry Inc.	5,778,923	214,687
	BorgWarner Inc. (XNYS)	5,241,545	203,896
*	Norwegian Cruise Line Holdings Ltd.	9,121,956	199,588
*	Wynn Resorts Ltd.	2,302,966	183,639
	Newell Brands Inc.	8,278,891	177,251
*	Penn National Gaming Inc.	3,635,347	154,211
*	Mohawk Industries Inc.	1,200,849	149,145
	PVH Corp.	1,532,171	117,380
	Ralph Lauren Corp. Class A	1,013,461	114,967
*	Under Armour Inc. Class A	5,257,173	89,477
*	Under Armour Inc. Class C	3,418,733	53,196
	Lennar Corp. Class B	76,975	5,261
			100,631,239
Consumer Staples (6.0%)
	Procter & Gamble Co.	52,426,971	8,010,841
	Costco Wholesale Corp.	9,698,451	5,584,853
	Coca-Cola Co.	85,022,332	5,271,385
	PepsiCo Inc.	30,257,047	5,064,425
	Walmart Inc.	30,940,542	4,607,665
	Philip Morris International Inc.	33,896,611	3,184,248
	Altria Group Inc.	39,874,825	2,083,460
	Mondelez International Inc. Class A	30,364,368	1,906,275

		Shares	Market Value ($000)
	Colgate-Palmolive Co.	18,434,491	1,397,887
	Estee Lauder Cos. Inc. Class A	5,083,476	1,384,332
	Archer-Daniels-Midland Co.	12,238,371	1,104,635
	Kimberly-Clark Corp.	7,366,223	907,224
	Sysco Corp.	11,098,670	906,206
	General Mills Inc.	13,192,696	893,409
	Constellation Brands Inc. Class A	3,594,306	827,841
	Kroger Co.	13,633,437	782,150
	Walgreens Boots Alliance Inc.	15,670,307	701,560
	Hershey Co.	3,179,888	688,859
*	Monster Beverage Corp.	8,216,983	656,537
	Kraft Heinz Co.	15,526,626	611,594
	Tyson Foods Inc. Class A	6,395,948	573,269
	McCormick & Co. Inc.	5,461,574	545,065
	Church & Dwight Co. Inc.	5,292,485	525,967
	Clorox Co.	2,690,273	374,029
	Kellogg Co.	5,595,194	360,834
	Conagra Brands Inc.	10,490,611	352,170
	J M Smucker Co.	2,369,809	320,896
	Hormel Foods Corp.	6,172,762	318,144
	Brown-Forman Corp. Class B	3,998,917	268,007
	Molson Coors Beverage Co. Class B	4,122,865	220,079
	Campbell Soup Co.	4,424,001	197,178
	Lamb Weston Holdings Inc.	3,177,500	190,364
			50,821,388
Energy (3.9%)
	Exxon Mobil Corp.	92,592,609	7,647,223
	Chevron Corp.	42,160,711	6,865,028
	ConocoPhillips	28,481,976	2,848,198
	EOG Resources Inc.	12,796,669	1,525,747
	Schlumberger NV	30,693,019	1,267,929
	Pioneer Natural Resources Co.	4,965,872	1,241,617
	Occidental Petroleum Corp.	19,405,868	1,101,089
	Marathon Petroleum Corp.	12,663,518	1,082,731
	Valero Energy Corp.	8,941,674	907,938
	Williams Cos. Inc.	26,574,296	887,847
	Phillips 66	10,232,349	883,973
	Devon Energy Corp.	13,770,619	814,257
	Kinder Morgan Inc.	42,649,238	806,497
	Halliburton Co.	19,652,354	744,235
	Baker Hughes Co. Class A	19,808,057	721,211
	ONEOK Inc.	9,753,338	688,878
	Hess Corp.	6,029,143	645,359
	Diamondback Energy Inc.	3,724,159	510,508
	Coterra Energy Inc.	17,790,564	479,811
	Marathon Oil Corp.	17,028,115	427,576
	APA Corp.	7,948,947	328,530
			32,426,182
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	40,054,130	14,135,503
	JPMorgan Chase & Co.	64,634,993	8,811,042
	Bank of America Corp.	155,470,532	6,408,495
	Wells Fargo & Co.	84,987,018	4,118,471
	S&P Global Inc.	7,746,603	3,177,502
	Charles Schwab Corp.	32,880,909	2,772,189
	Morgan Stanley	31,004,293	2,709,775
	American Express Co.	13,452,449	2,515,608

		Shares	Market Value ($000)
	Goldman Sachs Group Inc.	7,424,218	2,450,734
	BlackRock Inc.	3,118,454	2,383,029
	Citigroup Inc.	43,400,553	2,317,590
	Chubb Ltd.	9,420,777	2,015,104
	Marsh & McLennan Cos. Inc.	11,042,911	1,881,933
	CME Group Inc.	7,860,400	1,869,675
	PNC Financial Services Group Inc.	9,186,284	1,694,410
	Truist Financial Corp.	29,198,390	1,655,549
	Intercontinental Exchange Inc.	12,288,513	1,623,558
	US Bancorp	29,536,440	1,569,862
	Aon plc Class A (XNYS)	4,697,985	1,529,805
	Progressive Corp.	12,781,430	1,456,955
	Moody's Corp.	3,537,297	1,193,519
	Capital One Financial Corp.	9,052,214	1,188,465
	American International Group Inc.	18,159,306	1,139,860
	MetLife Inc.	15,345,744	1,078,499
	Prudential Financial Inc.	8,266,692	976,875
	Travelers Cos. Inc.	5,275,184	963,934
	MSCI Inc. Class A	1,777,513	893,876
	Allstate Corp.	6,136,615	849,983
	Aflac Inc.	13,121,647	844,903
	Bank of New York Mellon Corp.	16,180,263	803,027
	Arthur J Gallagher & Co.	4,559,508	796,090
	T Rowe Price Group Inc.	5,012,792	757,884
	Ameriprise Financial Inc.	2,425,569	728,544
*	SVB Financial Group	1,284,987	718,886
	Discover Financial Services	6,298,785	694,063
	Fifth Third Bancorp	14,954,106	643,625
	First Republic Bank	3,921,154	635,619
	Willis Towers Watson plc	2,669,354	630,555
	Northern Trust Corp.	4,543,332	529,071
	Hartford Financial Services Group Inc.	7,323,981	525,935
	State Street Corp.	5,941,687	517,640
	M&T Bank Corp.	2,814,451	477,049
	Huntington Bancshares Inc.	31,439,968	459,652
	Regions Financial Corp.	20,598,977	458,533
	Nasdaq Inc.	2,559,600	456,121
	KeyCorp.	20,310,458	454,548
	Raymond James Financial Inc.	4,085,604	449,049
	Cincinnati Financial Corp.	3,277,066	445,550
	Citizens Financial Group Inc.	9,319,449	422,451
	Synchrony Financial	11,397,099	396,733
	Principal Financial Group Inc.	5,313,346	390,053
	Brown & Brown Inc.	5,126,985	370,527
	FactSet Research Systems Inc.	826,959	359,024
	Signature Bank	1,171,613	343,857
	W R Berkley Corp.	4,579,767	304,967
	MarketAxess Holdings Inc.	832,003	283,047
	Loews Corp.	4,288,572	277,985
	Cboe Global Markets Inc.	2,333,337	266,980
	Everest Re Group Ltd.	861,619	259,675
	Comerica Inc.	2,857,583	258,411
	Lincoln National Corp.	3,645,460	238,267
	Assurant Inc.	1,246,914	226,726
	Zions Bancorp NA	3,318,118	217,536
	Globe Life Inc.	2,033,373	204,557
	People's United Financial Inc.	9,359,435	187,095
	Invesco Ltd.	7,469,514	172,247

		Shares	Market Value ($000)
	Franklin Resources Inc.	6,149,347	171,690
			92,759,972
Health Care (13.5%)
	UnitedHealth Group Inc.	20,599,395	10,505,073
	Johnson & Johnson	57,577,963	10,204,542
	Pfizer Inc.	122,759,387	6,355,253
	AbbVie Inc.	38,665,683	6,268,094
	Thermo Fisher Scientific Inc.	8,618,276	5,090,385
	Eli Lilly & Co.	17,365,182	4,972,867
	Abbott Laboratories	38,674,313	4,577,492
	Merck & Co. Inc.	55,245,127	4,532,863
	Danaher Corp.	13,917,772	4,082,500
	Bristol-Myers Squibb Co.	47,672,827	3,481,547
	Medtronic plc	29,406,709	3,262,674
	Amgen Inc.	12,319,255	2,979,042
	CVS Health Corp.	28,706,074	2,905,342
	Anthem Inc.	5,308,483	2,607,633
*	Intuitive Surgical Inc.	7,824,288	2,360,431
	Stryker Corp.	7,343,157	1,963,193
	Zoetis Inc.	10,348,073	1,951,543
	Cigna Corp.	7,063,241	1,692,423
	Becton Dickinson and Co.	6,228,223	1,656,707
	Gilead Sciences Inc.	27,434,233	1,630,965
*	Regeneron Pharmaceuticals Inc.	2,333,978	1,630,097
*	Edwards Lifesciences Corp.	13,655,195	1,607,490
*	Vertex Pharmaceuticals Inc.	5,567,976	1,453,075
*	Boston Scientific Corp.	31,166,210	1,380,351
*	Moderna Inc.	7,714,826	1,328,956
	HCA Healthcare Inc.	5,237,878	1,312,717
	Humana Inc.	2,811,116	1,223,313
*	Illumina Inc.	3,418,457	1,194,409
*	DexCom Inc.	2,119,836	1,084,508
*	Centene Corp.	12,762,152	1,074,446
*	IDEXX Laboratories Inc.	1,854,586	1,014,570
	McKesson Corp.	3,276,279	1,002,967
*	IQVIA Holdings Inc.	4,178,470	966,104
	Agilent Technologies Inc.	6,569,583	869,353
	Baxter International Inc.	10,950,524	849,104
	ResMed Inc.	3,198,366	775,636
*	Align Technology Inc.	1,603,887	699,295
*	Mettler-Toledo International Inc.	502,781	690,414
*	Biogen Inc.	3,212,719	676,599
	West Pharmaceutical Services Inc.	1,620,339	665,489
	Cerner Corp.	6,435,245	602,082
	Zimmer Biomet Holdings Inc.	4,568,979	584,372
*	Laboratory Corp. of America Holdings	2,036,149	536,851
	STERIS plc	2,189,618	529,384
	AmerisourceBergen Corp. Class A	3,292,691	509,412
	PerkinElmer Inc.	2,760,909	481,668
	Cooper Cos. Inc.	1,078,596	450,411
*	Catalent Inc.	3,916,197	434,306
*	Molina Healthcare Inc.	1,276,964	425,982
*	Hologic Inc.	5,466,042	419,901
*	Waters Corp.	1,334,720	414,284
	Bio-Techne Corp.	859,021	371,990
	Teleflex Inc.	1,024,167	363,405
	Quest Diagnostics Inc.	2,603,585	356,327
	Cardinal Health Inc.	6,061,843	343,707

		Shares	Market Value ($000)
*	ABIOMED Inc.	995,864	329,870
*	Incyte Corp.	4,116,488	326,932
*	Charles River Laboratories International Inc.	1,103,277	313,298
	Viatris Inc.	26,463,107	287,919
*	Bio-Rad Laboratories Inc. Class A	472,425	266,084
*	Henry Schein Inc.	3,034,285	264,559
	DENTSPLY SIRONA Inc.	4,783,586	235,448
	Universal Health Services Inc. Class B	1,598,612	231,719
	Organon & Co.	5,545,160	193,692
*	DaVita Inc.	1,347,886	152,459
			114,005,524
Industrials (7.8%)
	Union Pacific Corp.	13,929,924	3,805,795
	United Parcel Service Inc. Class B	15,947,744	3,420,153
	Raytheon Technologies Corp.	32,639,445	3,233,590
	Honeywell International Inc.	14,999,790	2,918,659
	Caterpillar Inc.	11,830,928	2,636,167
	Deere & Co.	6,133,960	2,548,415
	Lockheed Martin Corp.	5,300,871	2,339,804
*	Boeing Co.	11,985,752	2,295,272
	General Electric Co.	24,043,889	2,200,016
	3M Co.	12,490,376	1,859,567
	CSX Corp.	48,510,922	1,816,734
	Norfolk Southern Corp.	5,244,299	1,495,779
	Northrop Grumman Corp.	3,209,215	1,435,225
	Waste Management Inc.	8,417,328	1,334,146
	Eaton Corp. plc	8,718,152	1,323,067
	Illinois Tool Works Inc.	6,246,924	1,308,106
	Emerson Electric Co.	12,991,749	1,273,841
	FedEx Corp.	5,331,519	1,233,660
	General Dynamics Corp.	5,041,227	1,215,843
	Roper Technologies Inc.	2,307,164	1,089,512
	L3Harris Technologies Inc.	4,291,726	1,066,365
	Johnson Controls International plc	15,366,295	1,007,568
	Carrier Global Corp.	18,710,036	858,229
	Cintas Corp.	1,928,571	820,395
	Parker-Hannifin Corp.	2,809,928	797,345
	Trane Technologies plc	5,107,341	779,891
	Verisk Analytics Inc. Class A	3,524,842	756,537
*	TransDigm Group Inc.	1,152,394	750,831
	Fastenal Co.	12,588,489	747,756
	Otis Worldwide Corp.	9,294,387	715,203
	Rockwell Automation Inc.	2,541,556	711,712
	AMETEK Inc.	5,059,298	673,797
	PACCAR Inc.	7,595,685	668,952
	Cummins Inc.	3,114,868	638,891
	Equifax Inc.	2,668,188	632,627
	Old Dominion Freight Line Inc.	2,037,429	608,539
	Republic Services Inc. Class A	4,567,387	605,179
*	Southwest Airlines Co.	12,955,531	593,363
*	Copart Inc.	4,668,931	585,811
*	United Rentals Inc.	1,583,933	562,629
*	Delta Air Lines Inc.	13,995,577	553,805
	Stanley Black & Decker Inc.	3,565,577	498,432
	Dover Corp.	3,148,420	493,987
	WW Grainger Inc.	946,327	488,106
	Fortive Corp.	7,840,893	477,746
	Ingersoll Rand Inc.	8,912,443	448,741

		Shares	Market Value ($000)
	Quanta Services Inc.	3,116,866	410,211
*	Generac Holdings Inc.	1,379,458	410,058
	Westinghouse Air Brake Technologies Corp.	4,084,887	392,844
	Jacobs Engineering Group Inc.	2,826,277	389,489
	Expeditors International of Washington Inc.	3,704,265	382,132
	JB Hunt Transport Services Inc.	1,836,942	368,840
	Textron Inc.	4,821,572	358,629
	Xylem Inc.	3,944,006	336,266
	Leidos Holdings Inc.	3,069,183	331,533
*	United Airlines Holdings Inc.	7,079,622	328,211
	IDEX Corp.	1,663,711	318,983
	CH Robinson Worldwide Inc.	2,842,388	306,154
	Howmet Aerospace Inc.	8,299,023	298,267
	Robert Half International Inc.	2,394,043	273,352
	Nordson Corp.	1,184,099	268,885
	Masco Corp.	5,249,552	267,727
*	American Airlines Group Inc.	14,172,917	258,656
	Snap-on Inc.	1,168,663	240,137
	Fortune Brands Home & Security Inc.	2,970,248	220,630
	Allegion plc	1,962,470	215,440
	Nielsen Holdings plc	7,852,288	213,896
	Pentair plc	3,619,643	196,221
	A O Smith Corp.	2,875,471	183,714
	Huntington Ingalls Industries Inc.	876,181	174,746
	Rollins Inc.	4,949,044	173,464
*	Alaska Air Group Inc.	2,755,825	159,865
			65,804,138
Information Technology (27.9%)
	Apple Inc.	339,078,539	59,206,504
	Microsoft Corp.	163,965,057	50,552,067
	NVIDIA Corp.	54,677,930	14,919,420
	Visa Inc. Class A	36,021,624	7,988,516
	Mastercard Inc. Class A	18,876,051	6,745,923
	Broadcom Inc.	9,030,085	5,686,064
	Cisco Systems Inc.	92,243,183	5,143,480
*	Adobe Inc.	10,316,614	4,700,456
	Accenture plc Class A	13,822,671	4,661,419
*	salesforce.com Inc.	21,543,258	4,574,065
	Intel Corp.	89,058,712	4,413,750
*	Advanced Micro Devices Inc.	35,755,131	3,909,466
	QUALCOMM Inc.	24,648,809	3,766,831
	Texas Instruments Inc.	20,198,932	3,706,100
	Intuit Inc.	6,193,302	2,977,987
*	PayPal Holdings Inc.	25,479,887	2,946,749
	Oracle Corp.	34,459,402	2,850,826
	Applied Materials Inc.	19,421,532	2,559,758
	International Business Machines Corp.	19,613,771	2,550,182
*	ServiceNow Inc.	4,374,265	2,435,984
	Automatic Data Processing Inc.	9,186,965	2,090,402
	Micron Technology Inc.	24,490,660	1,907,577
	Analog Devices Inc.	11,489,814	1,897,887
	Lam Research Corp.	3,051,046	1,640,273
	Fidelity National Information Services Inc.	13,318,255	1,337,419
*	Fiserv Inc.	12,996,271	1,317,822
	KLA Corp.	3,296,349	1,206,661
*	Synopsys Inc.	3,356,095	1,118,486
	NXP Semiconductors NV	5,816,315	1,076,484
*	Autodesk Inc.	4,811,225	1,031,286

		Shares	Market Value ($000)
	Cognizant Technology Solutions Corp. Class A	11,488,291	1,030,155
*	Fortinet Inc.	2,968,173	1,014,343
*	Cadence Design Systems Inc.	6,061,666	996,902
	Amphenol Corp. Class A	13,100,928	987,155
	Paychex Inc.	7,022,588	958,373
	TE Connectivity Ltd.	7,120,936	932,700
	Microchip Technology Inc.	12,160,637	913,750
	Motorola Solutions Inc.	3,694,091	894,709
	HP Inc.	23,679,284	859,558
	Global Payments Inc.	6,227,860	852,220
*	Arista Networks Inc.	4,905,501	681,767
*	Keysight Technologies Inc.	4,003,274	632,397
*	ANSYS Inc.	1,908,516	606,240
	Corning Inc.	16,337,841	603,030
*	Enphase Energy Inc.	2,929,073	591,028
*	Gartner Inc.	1,798,408	534,954
	CDW Corp.	2,967,945	530,936
*	Teledyne Technologies Inc.	1,020,288	482,219
*	Zebra Technologies Corp. Class A	1,161,012	480,311
	Skyworks Solutions Inc.	3,586,476	478,005
	Hewlett Packard Enterprise Co.	28,284,104	472,627
*	VeriSign Inc.	2,113,138	470,089
	Monolithic Power Systems Inc.	947,389	460,128
*	FleetCor Technologies Inc.	1,775,580	442,226
*	Akamai Technologies Inc.	3,552,838	424,173
	Teradyne Inc.	3,565,209	421,515
	NetApp Inc.	4,860,133	403,391
*	Tyler Technologies Inc.	896,016	398,629
	Broadridge Financial Solutions Inc.	2,554,116	397,701
	Seagate Technology Holdings plc	4,405,976	396,097
*	Trimble Inc.	5,488,463	395,938
*	SolarEdge Technologies Inc.	1,148,623	370,282
*	EPAM Systems Inc.	1,241,040	368,105
*	Paycom Software Inc.	1,052,773	364,659
*	Western Digital Corp.	6,847,244	339,966
	NortonLifeLock Inc.	12,720,326	337,343
	Jack Henry & Associates Inc.	1,592,671	313,836
*	Qorvo Inc.	2,372,935	294,481
*	F5 Inc.	1,328,424	277,574
	Citrix Systems Inc.	2,729,013	275,357
	Juniper Networks Inc.	7,112,390	264,296
*	PTC Inc.	2,303,562	248,140
*	Ceridian HCM Holding Inc.	2,993,776	204,655
*	DXC Technology Co.	5,349,833	174,565
*	IPG Photonics Corp.	781,659	85,795
			234,582,164
Materials (2.6%)
	Linde plc	11,210,327	3,580,915
	Freeport-McMoRan Inc.	32,108,516	1,597,078
	Newmont Corp.	17,440,674	1,385,662
	Sherwin-Williams Co.	5,275,823	1,316,951
	Air Products and Chemicals Inc.	4,849,227	1,211,870
	Dow Inc.	16,091,297	1,025,337
	Ecolab Inc.	5,452,841	962,754
	Corteva Inc.	15,901,184	914,000
	Nucor Corp.	5,948,934	884,309
	DuPont de Nemours Inc.	11,218,079	825,426
	International Flavors & Fragrances Inc.	5,567,411	731,168

		Shares	Market Value ($000)
	PPG Industries Inc.	5,192,263	680,550
	Ball Corp.	7,083,533	637,518
	LyondellBasell Industries NV Class A	5,749,613	591,175
	Albemarle Corp.	2,558,348	565,779
	Mosaic Co.	8,100,115	538,658
	Vulcan Materials Co.	2,902,360	533,164
	Martin Marietta Materials Inc.	1,364,376	525,135
	CF Industries Holdings Inc.	4,689,710	483,321
	International Paper Co.	8,468,498	390,821
	Amcor plc	33,096,953	374,988
	FMC Corp.	2,771,083	364,591
	Celanese Corp. Class A	2,363,856	337,724
	Packaging Corp. of America	2,077,518	324,321
	Eastman Chemical Co.	2,821,288	316,154
	Avery Dennison Corp.	1,811,878	315,212
	Westrock Co.	5,759,972	270,891
	Sealed Air Corp.	3,241,809	217,072
			21,902,544
Real Estate (2.7%)
	Prologis Inc.	16,184,922	2,613,541
	American Tower Corp.	9,960,305	2,502,228
	Crown Castle International Corp.	9,452,616	1,744,953
	Equinix Inc.	1,969,340	1,460,502
	Public Storage	3,336,671	1,302,236
	Simon Property Group Inc.	7,187,063	945,530
	Welltower Inc.	9,520,064	915,259
	Digital Realty Trust Inc.	6,206,709	880,111
	Realty Income Corp.	12,374,563	857,557
	SBA Communications Corp. Class A	2,379,143	818,663
	AvalonBay Communities Inc.	3,056,758	759,207
	Equity Residential	7,473,612	672,027
*	CBRE Group Inc. Class A	7,319,602	669,890
	Alexandria Real Estate Equities Inc.	3,183,353	640,650
	Weyerhaeuser Co.	16,344,631	619,462
	Extra Space Storage Inc.	2,928,138	602,025
	Ventas Inc.	8,729,376	539,126
	Mid-America Apartment Communities Inc.	2,522,257	528,287
	Essex Property Trust Inc.	1,426,834	492,943
	Duke Realty Corp.	8,328,806	483,570
	Healthpeak Properties Inc.	11,794,128	404,892
	Boston Properties Inc.	3,109,899	400,555
	UDR Inc.	6,539,032	375,144
	Iron Mountain Inc.	6,332,393	350,878
	Kimco Realty Corp.	13,487,277	333,136
	Host Hotels & Resorts Inc.	15,610,030	303,303
	Regency Centers Corp.	3,372,632	240,604
	Federal Realty Investment Trust	1,548,743	189,055
	Vornado Realty Trust	3,479,495	157,691
			22,803,025
Utilities (2.7%)
	NextEra Energy Inc.	42,914,154	3,635,258
	Duke Energy Corp.	16,823,639	1,878,528
	Southern Co.	23,178,546	1,680,676
	Dominion Energy Inc.	17,715,370	1,505,275
	Sempra Energy (XNYS)	6,984,427	1,174,222
	American Electric Power Co. Inc.	11,015,473	1,099,014
	Exelon Corp.	21,422,701	1,020,363

		Shares	Market Value ($000)
	Xcel Energy Inc.	11,781,544	850,274
	Public Service Enterprise Group Inc.	11,060,240	774,217
	Consolidated Edison Inc.	7,736,867	732,527
	WEC Energy Group Inc.	6,898,763	688,566
	Eversource Energy	7,519,616	663,155
	American Water Works Co. Inc.	3,970,391	657,219
	Edison International	8,308,137	582,400
	FirstEnergy Corp.	12,471,549	571,945
	DTE Energy Co.	4,236,836	560,152
	Ameren Corp.	5,633,449	528,192
	Entergy Corp.	4,394,710	513,082
	PPL Corp.	16,415,241	468,819
	CMS Energy Corp.	6,336,060	443,144
	CenterPoint Energy Inc.	13,751,459	421,345
	Constellation Energy Corp.	7,138,793	401,557
	AES Corp.	14,575,820	375,036
	Atmos Energy Corp.	2,961,822	353,908
	Evergy Inc.	5,018,106	342,937
	Alliant Energy Corp.	5,478,437	342,293
	NiSource Inc.	8,593,523	273,274
	NRG Energy Inc.	5,358,419	205,549
	Pinnacle West Capital Corp.	2,468,653	192,802
			22,935,729
Total Common Stocks (Cost $462,681,660)			837,016,025
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.312% (Cost $4,165,049)	41,662,519	4,165,835
Total Investments (99.9%) (Cost $466,846,709)			841,181,860
Other Assets and Liabilities—Net (0.1%)			529,859
Net Assets (100%)			841,711,719
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,038,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $46,618,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	18,954	4,293,792	255,520

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/23	GSI	56,190	(0.070)	1,178	—
Netflix Inc.	8/31/22	BANA	37,459	(0.070)	—	(2)
Signature Bank	8/31/23	BANA	58,698	(0.820)	—	(47)
State Street Corp.	8/31/23	BANA	178,596	(0.670)	1,071	—
Visa Inc. Class A	8/31/22	BANA	55,443	(0.030)	95	—
					2,344	(49)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $7,704,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	837,016,025	—	—	837,016,025
Temporary Cash Investments	4,165,835	—	—	4,165,835
Total	841,181,860	—	—	841,181,860
Derivative Financial Instruments
Assets
Futures Contracts[1]	255,520	—	—	255,520
Swap Contracts	—	2,344	—	2,344
Total	255,520	2,344	—	257,864
Liabilities
Swap Contracts	—	49	—	49
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.